Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Apr. 30, 2014
Accumulated Other Comprehensive (Loss) Income [Abstract]
Components of accumulated other comprehensive (loss) income

	Foreign Currency Translation Adjustment	Pension and Other Postretirement Liabilities (A)	Unrealized Gain on Available-for- Sale Securities (B)	Unrealized Gain (Loss) on Cash Flow Hedging Derivatives (C)	Accumulated Other Comprehensive Loss
Balance at May 1, 2011	$81.8	$(86.0)	$1.8	$6.0	$3.6
Reclassification adjustments	—	11.2	—	(1.6)	9.6
Current period (charge) credit	(14.8)	(84.3)	1.1	(38.0)	(136.0)
Income tax benefit (expense)	—	24.8	(0.4)	14.4	38.8

Balance at April 30, 2012	$67.0	$(134.3)	$2.5	$(19.2)	$(84.0)
Reclassification adjustments	—	20.4	—	40.1	60.5
Current period (charge) credit	(5.5)	(16.5)	3.1	(27.5)	(46.4)
Income tax expense	—	(1.0)	(1.1)	(4.6)	(6.7)

Balance at April 30, 2013	$61.5	$(131.4)	$4.5	$(11.2)	$(76.6)
Reclassification adjustments	—	13.3	(3.7)	20.9	30.5
Current period (charge) credit	(29.8)	31.4	1.9	21.0	24.5
Income tax (expense) benefit	—	(15.3)	0.7	(15.4)	(30.0)

Balance at April 30, 2014	$31.7	$(102.0)	$3.4	$15.3	$(51.6)

(A)	Amortization of net losses was reclassified from accumulated other comprehensive loss to selling, distribution, and administrative expenses.

(B)	The gain on the sale of marketable securities was reclassified from accumulated other comprehensive loss to net other income at April 30, 2014.

(C)

Of the total reclassification adjustments from accumulated other comprehensive loss, $20.3 and $39.6 of expense and $1.9 of income was reclassified to cost of products sold related to commodity derivatives and $0.6, $0.5, and $0.3 was reclassified to interest expense related to the interest rate swap at April 30, 2014, 2013, and 2012, respectively.